Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Apr. 25, 2023
C000241955 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,350	$ 12,188	$ 11,657	$ 11,551	$ 10,577	$ 9,390	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	16,507	16,855	14,036	14,357	13,087	10,619	10,000
Solactive US Large Cap Minimum Downside Volatility Index [Member]
Account Value [Line Items]
Accumulated Value	$ 13,021	$ 13,222	$ 12,800	$ 12,221	$ 11,261	$ 9,710	$ 10,000